DEFERRED REVENUE	12 Months Ended
Dec. 31, 2022
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 11. DEFERRED REVENUE

Deferred revenue consists of the following:

	December 31
(in US$ thousands)	2022	2021
Unused virtual points	$700	$702
Unamortized virtual items	95	168
Advances for pre-order items	22	10
	$817	$880

The breakage amounts recognized as revenue during the years ended December 31, 2022 and 2021 were $20 thousand and $62 thousand, respectively.